Related party transactions - Key Management Renumeration (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) payment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party [Abstract]
Material post retirement benefits for executive offices and directors	$ 0
Short-term employee benefits (salaries)	10,989,000	$ 10,821,000	$ 5,436,000
Share-based compensation	22,217,000	21,712,000	20,316,000
Total	$ 33,206,000	$ 32,533,000	$ 25,752,000
Key management personnel compensation, post-employment benefits, number of payments | payment	1
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months
Minimum
Related Party [Abstract]
Upon change in control fixed bonus percentage of executives salary	150.00%
Disclosure of transactions between related parties [table]
Upon change in control fixed bonus percentage of executives salary	150.00%
Maximum
Related Party [Abstract]
Upon change in control fixed bonus percentage of executives salary	250.00%
Disclosure of transactions between related parties [table]
Upon change in control fixed bonus percentage of executives salary	250.00%